10. Segment and Geographic Information (Details Narrative) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting [Abstract]
Product licensing revenues	$ 378	$ 397	$ 752	$ 830	$ 1,829	$ 1,686
Service revenues	$ 191	$ 236	$ 413	$ 454	$ 945	$ 869